Securities Act File No. 33-43446

Investment Company Act File No. 811-6444

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 54	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 54	☒

(Check appropriate box or boxes)

Smith Barney Investment Trust

(Exact Name of Registrant as Specified in Charter)

125 Broad Street New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 890-7046

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and Address of Agent for Services)

Copy to:

Burton M. Leibert, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2005 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

The Prospectus for Smith Barney S&P 500 Index Shares of Smith Barney S&P 500 Index Fund (the “Fund”) is incorporated by reference to Part A of Post-Effective Amendment No. 51 to the Fund’s Registration Statement filed on February 14, 2005 (Accession No. 0001193125-05-029501).

The Prospectus for Citi S&P 500 Index Shares of Smith Barney S&P 500 Index Fund is incorporated by reference to Part A of Post-Effective Amendment No. 51 to the Fund’s Registration Statement filed on February 14, 2005 (Accession No. 0001193125-05-029501).

PART B

The Statement of Additional Information of Smith Barney S&P 500 Index Fund (the “Fund”) is incorporated by reference to Part B of Post-Effective Amendment No. 51 to the Fund’s Registration Statement filed on February 14, 2005 (Accession No. 0001193125-05-029501).

Part C. Other Information

Item 22. Exhibits

Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A (the Registration Statement) as filed with the Securities and Exchange Commission (SEC) on October 21, 1991 (File Nos. 33-43446 and 811-6444).

(a)	(1) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the Registration Statement filed on March 30, 1998 (Post-Effective Amendment No. 18).

(2) Amendment No. 1 to the First Amended and Restated Master Trust Agreement dated June 1, 1998 is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on June 26, 1998.

(3) Amendment No. 2 to the First Amended and Restated Master Trust Agreement dated October 16, 1998 is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed on November 12, 1998.

(4) Amendment No. 3 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on April 25, 2000 (Post-Effective Amendment No. 29).

(5) Amendment No. 4 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on August 16, 2000 (Post-Effective Amendment No. 30).

(6) Amendment No. 5 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30.

(7) Amendment No. 6 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30.

(8) Amendment No. 7 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 40.

(9) Amendment No. 8 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 40.

(10) Amendment No. 9 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 41 filed on July 19, 2002 (Post-Effective Amendment No. 41).

(11) Amendment No. 10 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 46 filed on March 30, 2003 (Post-Effective Amendment No. 46).

(b)	(1) Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 46.

(c)	(1) Registrant’s form of stock certificate for Smith Barney S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

(2) Registrant’s form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment No.17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

(3) Registrant’s form of stock certificate for Smith Barney Mid Cap Blend Fund is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on January 28, 1999 (Post-Effective Amendment No. 22).

(d)	(1) Investment Advisory Agreement between the Registrant and Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on December 1, 1993 (Post-Effective Amendment No. 3).

(2) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund, Greenwich Street Advisors and Smith Barney Fund Management LLC (“SBFM”) (formerly Mutual Management Corp.) is incorporated by reference to the N-14.

(3) Form of Transfer of Investment Advisory Agreement for Smith Barney Limited Maturity Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Limited Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed on January 27, 1995 (Post-Effective Amendment No. 6).

(4) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Travelers Investment Management Company (“TIMCO”) dated

December 11, 1997 is incorporated by reference to Post Effective Amendment No. 15 to the Registration Statement filed on December 12, 1997.

(5) Form of Investment Management Agreement between the Registrant on behalf of Smith Barney Large Capitalization Growth Fund and SBFM is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

(6) Form of Investment Management Agreement between Smith Barney Mid Cap Core Fund (formerly, Smith Barney Mid Cap Blend Fund) and SBFM is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

(7) Form of Investment Management Agreement between Smith Barney Classic Values Fund and SBFM is incorporated by reference to Post-Effective Amendment No. 46.

(8) Subadvisory Agreement between SBFM and Olstein and Associates, L.P. (“Olstein”) is incorporated by reference to Post-Effective Amendment No. 46.

(9) Amended Investment Management Agreement between Registrant on behalf of Smith Barney Large Capitalization Growth Fund and SBFM is incorporated by reference to Post-Effective Amendment No. 53.

(e)	(1) Form of Distribution Agreement with Citigroup Global Markets, Inc. (“CGM”) is incorporated by reference to Post-Effective Amendment No.30.

(2) Form of Distribution Agreement with PFS Distributors, Inc. (“PFS”) is incorporated by reference to Post-Effective Amendment No. 30.

(f)	Not Applicable.

(g)	(1) Form of Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated June 29, 2001, is incorporated by reference to Post-Effective Amendment No. 40.

(h)	(1) Administration Agreement between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Advisers, Inc. (SBA) is incorporated by reference to the N-14.

(2) Form of Administration Agreement between the Registrant on behalf of Smith Barney Intermediate Maturity New York Municipals Fund and SBA is incorporated by reference to Post-Effective Amendment No. 6.

(3) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and SBFM is incorporated by reference to Post Effective Amendment No. 15.

(4) Form of Sub-Transfer Agency Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 10.

(5) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citicorp Trust Bank, fsb (“CTB”) is incorporated by reference to Post-Effective Amendment No. 30.

(6) Sub-Transfer Agency Agreement dated October 1, 1999 between CTB and PFPC Inc. (“PFPC”), is incorporated by reference to Post-Effective Amendment No. 30.

(i)	(1) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on December 6, 1991.

(2) Legal Counsel’s consent is incorporated by reference to Post-Effective Amendment No. 24.

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(m)	(1) Amended and Restated Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and CGM is incorporated by reference to Post-Effective Amendment No. 50.

1130205.3

(2) Amended and Restated Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity New York Municipals Fund and CGM is incorporated by reference to Post-Effective Amendment No. 50.

(3) Amended and Restated Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Classic Values Fund and CGM is incorporated by reference to Post-Effective Amendment No. 50.

(4) Amended and Restated Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Large Capitalization Growth Fund and CGM is incorporated by reference to Post-Effective Amendment No. 50.

(5) Amended and Restated Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Mid Cap Core Fund and CGM is incorporated by reference to Post-Effective Amendment No. 50.

(6) Amended and Restated Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Fund and CGM is incorporated by reference to Post-Effective Amendment No. 48.

(n)	(1) Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 46.

(p)	(1) Code of Ethics is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement filed on March 27, 2000 (Post-Effective Amendment No. 27)

(2) Code of Ethics of CGM is incorporated by reference to Post-Effective Amendment No. 46.

(3) Code of Ethics of PFS is incorporated by reference to Post-Effective Amendment No. 46.

(4) Code of Ethics of Olstein & Associates, L.P. is incorporated by reference to Post-Effective Amendment No. 46.

Item 23. Persons Controlled by or Under Common Control with Registrant

Not Applicable.

Item 24. Indemnification

The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 25(a). Business and Other Connections of Investment Adviser

Investment Adviser - SBFM was incorporated in 1968 under the laws of the State of Delaware. On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is a wholly owned subsidiary of Citigroup Global Markets Holding Inc. (“CGMHI”), which in turn is a wholly owned subsidiary of Citigroup Inc. (“Citigroup”) SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) and has, through its predecessors, been in the investment counseling business since 1968.

SBFM serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund. and Investment Manager for Smith Barney Large Capitalization Growth Fund, Smith Barney Mid Cap Core Fund and Smith Barney Classic Values Fund.

SBFM also serves as the administrator to the Smith Barney S&P 500 Index Fund.

The list required by this Item 25 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

Investment Adviser - TIMCO serves as the investment adviser for Smith Barney S&P 500 Index Fund pursuant to an Investment Advisory Agreement. TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of CGMHI, which in turn is a wholly owned subsidiary of Citigroup.

TIMCO is registered as an investment adviser under the Advisers Act since 1971 and has, through its predecessors, been in the investment counseling business since 1967.

The list required by this Item 25 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by TIMCO pursuant to the Advisers Act (SEC File No.801-07212).

Subadviser - Olstein

Olstein serves as the subadviser for the Smith Barney Classic Values Fund pursuant to a written subadvisory agreement. Olstein was incorporated on June 13, 1994 under the laws of the State of New York. Olstein is a registered investment adviser under the Advisers Act since 1995.

The list required by this Item 25 of the officers and directors of Olstein together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by Olstein pursuant to the Advisers Act (SEC File No. 801-49252.

Item 26. Principal Underwriters

(a) CGM, the Registrant’s distributor, is the distributor for for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS, a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds Inc., Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

(b) The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (“1934 Act”) (SEC File No. 8-8177).

The information required by this Item 26 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the 1934 Act (SEC File No. 8-37352).

(c) Not applicable.

Item 27. Location of Accounts and Records

(1)	Smith Barney Investment Trust

125 Broad Street New York,

New York 10004

(2)	With respect to the Registrant’s Manager and Administrator:

Smith Barney Fund Management LLC

399 Park Avenue

New York, New York 10022

(3)	(a)	With respect to the Registrant’s Investment Adviser: Smith Barney S&P 500 Index Fund: Travelers Investment Management Company 100 First Stamford Place Stamford, CT 06902-6732

	(b)	With respect to the Registrant’s Subadviser: Smith Barney Classic Values Fund Olstein & Associates, L.P. 4 Manhattanville Road Suite 102 Purchase, NY 10577

(4)	With respect to the Registrant’s Custodian:

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

(5)	With respect to the Registrant’s Transfer Agent:

Citicorp Trust Bank, fsb.

125 Broad Street

New York, New York 10004

(6)	With respect to the Registrant’s Sub-Transfer Agents:

PFPC Inc

P.O. Box 9699

Providence, Rhode Island 02940-9699

Primerica Shareholders Services

P.O. Box 9699

Providence, Rhode Island 02940

(Smith Barney S&P 500 Index Fund)

Boston Financial Data Services

P.O. Box 9083

Boston, MA 02205-9083

(7)	With respect to the Registrant’s Distributors:

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

PFS Distributors, Inc.

3120 Breckenridge Blvd.

Duluth, GA 30099-0062

Item 28. Management Services

     Not applicable.

Item 29. Undertakings

     Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY INVESTMENT TRUST, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 11th day of April, 2005.

SMITH BARNEY INVESTMENT TRUST

/s/ R. Jay Gerken
R. Jay Gerken,
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ R. Jay Gerken	Chairman of the Board, (Chief Executive Officer and President)	April 11, 2005
R. Jay Gerken

/s/ Kaprel Ozsolak	Treasurer, (Chief Financial Accounting Officer)	April 11, 2005
Kaprel Ozsolak

/s/ Dwight B. Crane*	Trustee	April 11, 2005
Dwight B. Crane

/s/ Burt N. Dorsett*	Trustee	April 11, 2005
Burt N. Dorsett

/s/ Elliot S. Jaffe*	Trustee	April 11, 2005
Elliot S. Jaffe

/s/ Stephen E. Kaufman*	Trustee	April 11, 2005
Stephen E. Kaufman

/s/ Cornelius C. Rose, Jr. *	Trustee	April 11, 2005
Cornelius C. Rose, Jr.

*	Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 1, 2004.

/s/ R. Jay Gerken
R. Jay Gerken

Power of Attorney

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken, Andrew B. Shoup, James Giallanza, Robert I. Frenkel, Thomas C. Mandia and Michael Kocur, and each and any one of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as a Director or Trustee of the Greenwich Street Series Fund, Smith Barney Appreciation Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Investment Trust, Smith Barney Massachusetts Municipals Fund, Smith Barney Oregon Municipals Fund and Smith Barney Sector Series Inc., all documents, certificates, instruments, statements, filings and agreements (“documents”) to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the “SEC”) pursuant to the Securities Act of 1933, as amended, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended (collectively, the “Acts”), and the rules and regulations promulgated thereunder, including any registration statements (including pre-effective and post-effective amendments thereto) on Form N-1A, Form N-2 or N-14 required to be filed with the SEC pursuant to the Acts.

All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

This power of attorney shall be valid for the date hereof until revoked by me.

IN WITNESS WHEREOF, I have executed this instrument as of the 1st day of November, 2004.

/s/ Dwight B. Crane	/s/ Burt N. Dorsett
Dwight B. Crane	Burt N. Dorsett

/s/ Elliot S. Jaffe	/s/ Stephen E. Kaufman
Elliott S. Jaffe	Stephen E. Kaufman

/s/ Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.

EXHIBIT INDEX

Exhibit No.	Exhibit